Payment Under Credit Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Debt And Credit Agreements [Line Items]
2012		$ 8,134
Remainder of 2012	2,760
2013	11,040	10,845
2014	11,040	10,845
2015	11,040	10,845
2016	11,040	10,845
Thereafter	103,609	84,986
Total	$ 150,529	$ 136,500